Average Annual Total Returns - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio	Apr. 29, 2023
VIP Balanced Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.03%)
Past 5 years	7.13%
Past 10 years	8.82%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0021
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%